Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Acquisitions and Acquisition of Entities under Common Control

a.
On May 31, 2017, the Company acquired from Teekay Holdings Ltd., a wholly-owned subsidiary of Teekay, the remaining 50% of TTOL which owns conventional tanker commercial management and technical management operations, including the direct ownership in four commercially-managed tanker revenue sharing arrangements (see notes 3 and 8c). In August 2014, the Company purchased from Teekay its initial 50% ownership in TTOL.

b.	On July 31, 2015, the Company acquired SPT (see note 24) and on December 18, 2015 the Company acquired the Explorer Spirit and Navigator Spirit (see note 3).

c.
In January 2014, the Company and Teekay formed TIL. The Company purchased 2.5 million shares of common stock of TIL for $25.0 million and received a stock purchase warrant. In October 2014, the Company purchased an additional 0.9 million common shares of TIL on the open market for a purchase price of $10.0 million USD (see notes 8b and 11).

d.
In May 2014, the Company sold two wholly-owned subsidiaries, each of which owned one VLCC, to TIL for the aggregate proceeds of $154.0 million plus related working capital on closing of $1.7 million (see note 21).

e.
In July 2014, Teekay Chartering Ltd. (or TCL), a wholly-owned subsidiary of TTOL, returned capital to Teekay of $178.0 million and applied such amount against outstanding balances due from Teekay to TCL. In July 2014, TCL sold its interest of $30.5 million in Teekay Lightering Services L.L.C. to Teekay for $12.8 million. In accounting for the transaction, TCL recognized a return of capital to Teekay of $17.7 million associated with the Entities under Common Control.

f.
In April 2010, when the Company purchased the Kaveri Spirit Suezmax tanker from Teekay, Teekay provided indemnification to the Company for the costs required to repair heating coils on the vessel. During the first quarter of 2014, the repairs were performed to coincide with the scheduled dry docking of the vessel. The Company received a $1.3 million indemnification payment from Teekay, which was treated as a reduction to the purchase price originally paid by the Company for the vessel.

Management Fee – Related and Other

g.
Teekay and its wholly owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (the Manager), provide commercial, technical, strategic and administrative services to the Company pursuant to a long-term management agreement (the Management Agreement). In addition, the Manager has subcontracted with TTOL and its affiliates to provide certain commercial and technical services to the Company. Certain of the Company’s vessels participate in revenue sharing arrangements that, with the exception of a Medium Range revenue sharing arrangement, are managed by TTOL (or the Pool Manager). Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Year Ended December 31,
	2016 $	2015 $	2014 $
Time-charter revenues (i)	5,404	392	13,728
Pool management fees and commissions (ii)	(9,813)	(10,445)	(5,292)
Commercial management fees (iii)	(1,870)	(1,236)	(1,117)
Vessel operating expenses - technical management fee (iv)	(9,155)	(7,039)	(5,613)
Strategic and administrative service fees (v)	(10,122)	(8,356)	(8,676)
Lay-up services revenues (vi)	302	—	—
LNG terminal services revenues (vii)	70	—	—
Entities under Common Control (note 3):
Time-charter revenues (viii)	—	4,558	6,572
Bareboat charter revenues (ix)	—	—	1,156
Pool management fees and commissions (ii)	9,813	10,445	5,292
Commercial management fees	1,870	1,236	1,117
Vessel operating expenses - technical management fee	—	(430)	(399)
Strategic and administrative service fees (v)	(15,508)	(14,701)	(15,767)
Technical management fee revenues (x)	11,742	10,413	9,798
Service revenues (xi)	5,482	4,023	3,065

i
In December 2015, immediately after the completion of the 2015 Acquired Business, the Company chartered-out the Navigator Spirit to Teekay under a fixed-rate time-charter contract, which was due to expire in July 2016. On May 18, 2016, the contract was transferred to the Americas Spirit, which subsequently expired on July 15, 2016. The Company also had chartered-out the Pinnacle Spirit and Summit Spirit to Teekay under fixed-rate time-charter contracts, which expired in the fourth quarter of 2014.

ii.
The Company’s share of TTOL’s fees for revenue sharing arrangements are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of income. The Company acquired the remaining 50% interest in TTOL on May 31, 2017 (see notes 3 and note 8c). Subsequent to the acquisition, the Company's share of TTOL's fees has been eliminated.

iii.
The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels are not included in the revenue sharing arrangement, which are reflected in voyage expenses on the Company’s consolidated statements of income. Subsequent to the Company's acquisition of the remaining 50% interest in TTOL, the Company's share of the Manager's commercial management fees has been eliminated.

iv.	The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company’s consolidated statements of income.

v.
The Manager’s strategic and administrative service fees have been presented in general and administrative fees on the Company’s consolidated statements of income. The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 14) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.

vi	The Company recorded revenue of $0.3 million for the year ended December 31, 2016 to provide lay-up services to Teekay for two of its in-chartered vessels.

vii
In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly owned by Teekay LNG Partners L.P. (or TGP), for the Bahrain LNG Import Terminal. The terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly owned by TGP, has a 30% interest.

viii.
The Company recorded $4.6 million and $6.6 million related to a time-charter out contract for the Explorer Spirit for the years ended December 31, 2015 and 2014, respectively, associated with the Entities under Common Control. The vessel was under a fixed-rate time-charter contract with SPT which expired in September 2015.

ix.
The Company recorded $0.9 million related to a bareboat charter contract for the Explorer Spirit for the year ended December 31, 2014, associated with the Entities under Common Control. The vessel was under a fixed-rate bareboat contract with SPT which expired in March 2014. The Company also recorded $0.3 million related to a bareboat charter contract for the Navigator Spirit for the year ended December 31, 2014, associated with the Entities under Common Control. The vessel was under a fixed-rate bareboat charter contract with SPT which expired in January 2014.

x.
The Company receives technical management services from the Manager who subcontracts these services to TTOL. Technical management services provided to affiliated parties are reimbursed by Teekay and have been presented in general and administrative expenses on the Company's consolidated statements of income.

xi.
The Company recorded revenue of $5.5 million, $4.0 million and $3.1 million for the years ended December 31, 2016, 2015, and 2014, respectively, associated with the Entities under Common Control, relating to TTOL's administration of certain revenue sharing arrangements and provision of certain commercial services to participants in the arrangements.

h.
The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented in the consolidated balance sheets in due from affiliates or due to affiliates, are without interest or stated terms of repayment. In addition, $8.6 million and $7.9 million were payable to the Manager as at December 31, 2016 and 2015, respectively, for reimbursement of the Manager’s crewing and manning costs to operate the Company’s vessels and such amounts are included in accrued liabilities in the consolidated balance sheets. The amounts owing from the revenue sharing arrangements (or RSAs), which are reflected in the consolidated balance sheets as pool receivables from affiliates, are without interest and are repayable upon the terms contained within the applicable revenue sharing agreement. In addition, the Company had advanced $35.7 million and $46.8 million as at December 31, 2016 and 2015, respectively, to the RSAs for working capital purposes. The Company may be required to advance additional working capital funds from time to time. Working capital advances will be returned to the Company when a vessel no longer participates in the applicable RSA, less any set-offs for outstanding liabilities or contingencies. These activities, which are reflected in the consolidated balance sheets as due from affiliates, are without interest or stated terms of repayment.

i.
The Management Agreement provides for payment to the Manager of a performance fee in certain circumstances. If Gross Cash Available for Distribution for a given fiscal year exceeds $3.20 per share of the Company’s weighted average outstanding common stock (or the Incentive Threshold), the Company is generally required to pay a performance fee equal to 20% of all Gross Cash Available for Distribution for such year in excess of the Incentive Threshold. The Company did not incur any performance fees for the years ended December 31, 2016, 2015 and 2014. Cash Available for Distribution represents net income plus depreciation and amortization, unrealized losses from derivatives, non-cash items and any write-offs or other non-recurring items, less unrealized gains from derivatives and net income attributable to the historical results of vessels acquired by the Company from Teekay, prior to their acquisition by us, for the period when these vessels were owned and operated by Teekay. Gross Cash Available for Distribution represents Cash Available for Distribution without giving effect to any deductions for performance fees and reduced by the amount of any reserves the Company’s Board of Directors may establish during the applicable fiscal period that have not already reduced the Cash Available for Distribution.

j.
Pursuant to certain RSAs (see note 5), TTOL provides certain commercial services to the RSA participants and administers the RSAs in exchange for a fee currently equal to 1.25% of the gross revenues attributable to each RSA participant’s vessels and a fixed amount per vessel per day which ranges from $275 to $350. Voyage revenues and voyage expenses of the Company’s vessels operating in these RSAs are pooled with the voyage revenues and voyage expenses of other RSA participants. The resulting net pool revenues, calculated on a time-charter equivalent basis, are allocated to the RSA participants according to an agreed formula. The Company accounts for the net allocation from the pools as “net pool revenue” on the consolidated statements of income. The pool receivable from affiliates as at December 31, 2016 and 2015 was $24.6 million and $62.7 million, respectively.

k.
From time to time, TTOL will hold funds payable to Teekay and its subsidiaries for expenses incurred by their vessels. Such amounts, are presented in the consolidated balance sheets in accrued liabilities. As of December 31, 2016 and 2015, TTOL held $nil and $4.4 million, respectively, of funds for Teekay and its subsidiaries.